UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.5%
Lear Corp.	44,300	$2,251,326
Capital Markets — 0.2%
E*Trade Financial Corp. (a)	43,000	679,830
Chemicals — 0.2%
CF Industries Holdings, Inc.	5,500	845,790
Wellman Holdings, Inc.	421	1,368
Wellman, Inc. (acquired 1/30/09, cost $485) (b)	2,078	6,754
		853,912
Commercial Banks — 0.2%
CIT Group, Inc. (a)	20,849	924,236
Commercial Services & Supplies — 0.1%
Air Lease Corp. (a)(c)	19,100	538,906
Communications Equipment — 0.5%
Loral Space & Communications Ltd. (a)	31,026	2,063,849
Diversified Financial Services — 1.1%
Bank of America Corp.	85,000	998,750
Kcad Holdings I Ltd.	276,025,205	3,800,867
		4,799,617
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	1,865
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,854	7,416
Machinery — 0.1%
Navistar International Corp. (a)	4,817	317,296
Media — 1.6%
Belo Corp., Class A	97,825	776,730
Charter Communications, Inc. (a)	98,748	5,578,275
Clear Channel Outdoor Holdings, Inc. (a)	16,306	241,329
		6,596,334
Metals & Mining — 0.1%
African Minerals Ltd. (a)	65,551	591,994
Oil, Gas & Consumable Fuels — 0.7%
Alpha Natural Resources, Inc. (a)	18,200	997,178
Marathon Oil Corp.	33,900	1,836,363
		2,833,541
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)	181,600	562,316
Ainsworth Lumber Co. Ltd. (a)(c)	208,741	646,357
Western Forest Products, Inc. (a)	74,889	68,794
Western Forest Products, Inc. (a)(c)	74,936	68,838
		1,346,305

Common Stocks	Shares		Value
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd.		7,500	$381,750
Road & Rail — 0.4%
Dollar Thrifty Automotive Group, Inc. (a)		20,800	1,725,360
Semiconductors & Semiconductor Equipment — 0.4%
Spansion, Inc., Class A (a)		76,474	1,531,774
SunPower Corp., Class B (a)		573	11,913
			1,543,687
Software — 0.2%
Bankruptcy Management Solutions, Inc.		737	7
HMH Holdings/EduMedia		133,690	668,450
			668,457
Total Common Stocks – 6.7%			28,125,681

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc. (c):
6.88%, 3/15/18	USD	300	312,750
7.13%, 3/15/21		580	605,375
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		690	759,000
10.00%, 6/01/17 (c)		684	752,400
			2,429,525
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		1,038	1,089,553
Series 2, 12.38%, 10/08/15		1,048	1,100,330
			2,189,883
Airlines — 2.6%
Air Canada, 9.25%, 8/01/15 (c)		1,330	1,381,537
American Airlines, Inc.:
10.50%, 10/15/12		1,400	1,491,000
7.50%, 3/15/16 (c)		200	197,500
Series 2001-2, 7.86%, 4/01/13		490	499,800
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		900	913,500
Series 1997-4-B, 6.90%, 7/02/18		71	70,819
Series 2001-1-C, 7.03%, 12/15/12		269	260,936

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depository Receipts
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1-B, 6.00%, 1/12/19	USD	700	$679,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		800	764,000
Series B, 9.75%, 12/17/16		1,353	1,433,853
United Air Lines, Inc., 12.75%, 7/15/12		2,838	3,104,294
			10,796,239
Auto Components — 1.6%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		350	376,250
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)(d)		310	313,487
Delphi Corp., 6.13%, 5/15/21 (c)		260	260,000
Exide Technologies, 8.63%, 2/01/18 (c)		270	286,875
Icahn Enterprises LP, 8.00%, 1/15/18		4,815	4,959,450
International Automotive Components Group, 9.13%, 6/01/18 (c)(d)		610	622,373
			6,818,435
Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		394	422,565
Crown European Holdings SA, 7.13%, 8/15/18 (c)	EUR	365	548,909
			971,474
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	644	656,889
Building Products — 1.5%
Associated Materials LLC, 9.13%, 11/01/17 (c)		330	341,138
Building Materials Corp. of America (c):
7.00%, 2/15/20		670	700,150
6.75%, 5/01/21		1,550	1,561,625
Griffon Corp., 7.13%, 4/01/18 (c)		630	642,600
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		405	436,387
9.00%, 1/15/21 (c)		1,615	1,728,050
Nortek, Inc., 10.00%, 12/01/18 (c)		910	946,400
			6,356,350
Capital Markets — 0.6%
American Capital Ltd., 7.96%, 12/31/13 (e)		740	760,957
E*Trade Financial Corp.:
13.45%, 11/30/17 (f)		210	252,525
3.43%, 8/31/19 (c)(g)(h)		356	544,235

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
KKR Group Finance Co., 6.38%, 9/29/20 (c)	USD	970	$1,034,808
			2,592,525
Chemicals — 3.4%
American Pacific Corp., 9.00%, 2/01/15		1,300	1,274,000
American Rock Salt Co. LLC, 8.25%, 5/01/18 (c)		203	205,538
Chemtura Corp., 7.88%, 9/01/18 (c)		785	851,725
Georgia Gulf Corp., 9.00%, 1/15/17 (c)		245	269,500
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		995	1,068,381
9.00%, 11/15/20 (c)		460	494,500
Huntsman International LLC (c):
6.88%, 11/15/13	EUR	415	612,157
8.63%, 3/15/21	USD	540	604,125
Ineos Finance Plc, 9.00%, 5/15/15 (c)		625	677,344
KRATON Polymers LLC, 6.75%, 3/01/19 (c)		185	186,850
MacDermid, Inc., 9.50%, 4/15/17 (c)		1,845	1,969,537
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		275	286,000
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (c)		959	1,060,894
Omnova Solutions, Inc., 7.88%, 11/01/18 (c)		875	884,844
Polymer Group, Inc., 7.75%, 2/01/19 (c)		214	220,420
PolyOne Corp., 7.38%, 9/15/20		320	342,800
Rhodia SA, 6.88%, 9/15/20 (c)		485	565,631
TPC Group LLC, 8.25%, 10/01/17 (c)		495	529,650
Wellman Holdings, Inc., Subordinate Note (h):
(Second Lien), 10.00%, 1/29/19		1,385	1,925,150
(Third Lien), 5.00%, 1/29/19 (f)		466	330,608
			14,359,654
Commercial Banks — 3.1%
CIT Group, Inc.:
7.00%, 5/01/16		5,078	5,096,851
7.00%, 5/01/17		6,264	6,287,422
6.63%, 4/01/18 (c)		1,561	1,641,429
Glitnir Banki HF, 6.38%, 9/25/12 (a)(c)(i)		1,005	—
			13,025,702
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15		1,115	1,251,587

2	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (c)	USD	263	$272,605
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		800	809,072
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		780	809,250
Casella Waste Systems, Inc., 7.75%, 2/15/19 (c)		969	981,113
Clean Harbors, Inc., 7.63%, 8/15/16 (c)		540	576,450
Mobile Mini, Inc., 7.88%, 12/01/20 (c)		345	364,838
RSC Equipment Rental, Inc. (c):
10.00%, 7/15/17		870	986,362
8.25%, 2/01/21		872	900,340
West Corp., 8.63%, 10/01/18 (c)		205	216,019
			7,167,636
Communications Equipment — 0.7%
Avaya, Inc.:
9.75%, 11/01/15		720	747,900
10.13%, 11/01/15 (f)		960	998,400
7.00%, 4/01/19 (c)		640	625,600
EH Holding Corp., 6.50%, 6/15/19 (c)(d)		550	556,188
			2,928,088
Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (c)		275	286,344
Construction Materials — 0.1%
Calcipar SA, 6.88%, 5/01/18 (c)		495	512,325
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17		1,010	1,095,850
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (j)		310	311,965
7.80%, 6/01/12		300	315,580
7.00%, 4/15/15		2,690	2,938,559
6.63%, 8/15/17		193	210,347
			4,872,301
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	710	1,049,859
Ball Corp., 6.75%, 9/15/20	USD	750	797,812
Berry Plastics Corp.:
8.25%, 11/15/15		205	219,863
9.75%, 1/15/21 (c)		1,380	1,381,725
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	394	584,809
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	590	643,100

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
OI European Group BV, 6.88%, 3/31/17	EUR	233	$343,274
Pregis Corp., 12.38%, 10/15/13	USD	835	828,737
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	735	1,092,115
7.75%, 11/15/19		700	1,050,183
			7,991,477
Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	4,425	4,817,719
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
7.50%, 12/31/13		460	496,800
8.30%, 2/12/15		930	1,036,950
6.25%, 12/01/17 (c)		760	782,920
8.00%, 3/15/20		500	551,875
7.50%, 9/15/20 (c)		1,000	1,076,250
8.00%, 11/01/31		1,310	1,437,449
8.00%, 11/01/31		2,580	2,857,350
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	733,163
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,300	1,967,177
General Motors Financial Co., Inc., 6.75%, 6/01/18 (c)(d)	USD	1,160	1,168,819
KION Finance SA, 7.88%, 4/15/18 (c)	EUR	240	336,749
Leucadia National Corp., 8.13%, 9/15/15	USD	1,780	1,975,800
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (c)		1,574	1,684,180
Reynolds Group Issuer, Inc.:
7.50%, 10/15/16 (c)	EUR	550	830,091
8.50%, 10/15/16		260	392,406
7.13%, 4/15/19 (c)	USD	365	379,600
9.00%, 4/15/19 (c)		1,865	1,979,231
6.88%, 2/15/21 (c)		1,080	1,113,750
8.25%, 2/15/21 (c)		1,435	1,460,113
			22,260,673
Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,499,400
ITC Deltacom, Inc., 10.50%, 4/01/16		420	453,600
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)(d)		2,060	2,080,600
Level 3 Financing, Inc.:
9.25%, 11/01/14		123	126,690
8.75%, 2/15/17		1,500	1,545,000
10.00%, 2/01/18		160	173,200
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,990	3,031,112

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc. (concluded):
8.00%, 10/01/15	USD	800	$876,000
Series B, 7.50%, 2/15/14		2,285	2,316,419
Qwest Corp., 7.63%, 6/15/15		850	975,906
Windstream Corp.:
8.13%, 8/01/13		510	559,725
7.88%, 11/01/17		1,500	1,640,625
			15,278,277
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.00%, 10/12/15		16	17,200
11.50%, 10/12/15 (f)		980	1,057,175
8.00%, 12/15/18 (c)		840	900,900
Elster Finance BV, 6.25%, 4/15/18 (c)	EUR	165	237,473
			2,212,748
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	365	377,775
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		189	193,725
7.75%, 5/15/17		365	383,250
Exterran Holdings, Inc., 7.25%, 12/01/18 (c)		655	674,650
Frac Tech Services LLC, 7.13%, 11/15/18 (c)		1,195	1,266,700
Key Energy Services, Inc., 6.75%, 3/01/21		665	673,312
MEG Energy Corp., 6.50%, 3/15/21 (c)		860	866,450
Oil States International, Inc., 6.50%, 6/01/19 (c)(d)		1,040	1,046,500
Thermon Industries, Inc., 9.50%, 5/01/17		648	691,740
			6,174,102
Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (c)		365	377,775
Rite Aid Corp.:
9.75%, 6/12/16		615	687,263
7.50%, 3/01/17		925	929,625
			1,994,663
Food Products — 0.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (c)		1,560	1,592,175
Boparan Holdings, Ltd. (c):
9.75%, 4/30/18	EUR	155	224,176
9.88%, 4/30/18	GBP	210	343,748
Darling International, Inc., 8.50%, 12/15/18 (c)	USD	360	392,400
JBS USA LLC, 7.25%, 6/01/21 (c)		190	186,200

Corporate Bonds	Par (000)		Value
Food Products (concluded)
Reddy Ice Corp., 11.25%, 3/15/15	USD	650	$671,125
Smithfield Foods, Inc., 10.00%, 7/15/14		102	119,340
			3,529,164
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		3,425	3,699,000
7.75%, 4/15/18 (c)		205	210,637
Hologic, Inc., 2.29%, 12/15/37 (e)(h)(k)		375	366,094
IASIS Healthcare LLC, 8.38%, 5/15/19 (c)		1,380	1,388,625
			5,664,356
Health Care Providers & Services — 5.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (c)		615	628,838
ConvaTec Healthcare E SA (c):
7.38%, 12/15/17	EUR	800	1,185,818
10.50%, 12/15/18	USD	710	766,800
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	547	899,815
DaVita, Inc., 6.38%, 11/01/18	USD	590	604,013
Gentiva Health Services, Inc., 11.50%, 9/01/18		1,050	1,182,562
HCA, Inc.:
9.13%, 11/15/14		2,605	2,723,853
8.50%, 4/15/19		455	509,031
7.25%, 9/15/20		4,305	4,692,450
HealthSouth Corp., 8.13%, 2/15/20		320	352,000
Inventive Health, Inc., 10.00%, 8/15/18 (c)		970	1,010,012
Omnicare, Inc.:
6.13%, 6/01/13		29	29,000
6.88%, 12/15/15		685	703,838
7.75%, 6/01/20		930	998,587
STHI Holding Corp., 8.00%, 3/15/18 (c)		475	489,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,952	2,125,240
10.00%, 5/01/18		662	757,990
8.88%, 7/01/19		4,400	4,895,000
			24,554,097
Health Care Technology — 1.2%
IMS Health, Inc., 12.50%, 3/01/18 (c)		3,550	4,224,500
MedAssets, Inc., 8.00%, 11/15/18 (c)		565	582,656
			4,807,156

4	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp., 9.13%, 12/01/18 (c)	USD	195	$202,069
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		3,140	2,904,500
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	79	118,236
Diamond Resorts Corp., 12.00%, 8/15/18 (c)	USD	1,770	1,907,175
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)(d)		440	437,800
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	700,313
Harrah’s Operating Co., Inc., 11.25%, 6/01/17	USD	300	337,500
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)		433	389,700
MGM Resorts International:
10.38%, 5/15/14		395	456,225
11.13%, 11/15/17		1,220	1,415,200
Sugarhouse HSP Gaming Prop. Mezz LP, 8.63%, 4/15/16 (c)		220	227,150
Travelport LLC:
4.94%, 9/01/14 (j)		210	182,700
9.88%, 9/01/14		110	102,025
9.00%, 3/01/16		180	157,950
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		475	48
Vail Resorts, Inc., 6.50%, 5/01/19 (c)		270	275,737
			9,814,328
Household Durables — 2.9%
American Standard Americas, 21.48%, 1/15/16 (c)		600	628,500
Ashton Woods USA LLC, 21.48%, 6/30/15 (c)(e)		1,300	783,250
Beazer Homes USA, Inc.:
8.13%, 6/15/16		470	448,850
12.00%, 10/15/17		1,960	2,214,800
9.13%, 6/15/18		1,800	1,710,000
Ideal Standard International SPRL, 11.75%, 5/01/18 (c)	EUR	115	170,875
Jarden Corp., 7.50%, 1/15/20		447	664,184
Ryland Group, Inc., 6.63%, 5/01/20	USD	1,000	971,250
Standard Pacific Corp.:
10.75%, 9/15/16		2,210	2,552,550
8.38%, 5/15/18		920	936,100
8.38%, 1/15/21 (c)		1,155	1,157,888
			12,238,247
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	220	322,934

Corporate Bonds	Par (000)		Value
IT Services — 2.2%
GCI, Inc., 6.75%, 6/01/21 (c)	USD	424	$428,240
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)		1,520	1,537,100
First Data Corp.:
9.88%, 9/24/15		805	829,863
7.38%, 6/15/19 (c)		1,290	1,312,575
8.88%, 8/15/20 (c)		795	862,575
12.63%, 1/15/21 (c)		2,965	3,224,437
SunGard Data Systems, Inc. (c):
7.38%, 11/15/18		700	714,000
7.63%, 11/15/20		880	913,000
			9,821,790
Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (c):
7.50%, 2/15/21		700	728,000
7.88%, 1/15/23		950	995,125
Energy Future Holdings Corp.:
10.00%, 1/15/20 (c)		4,955	5,364,570
Series R, 6.55%, 11/15/34		575	299,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		253	275,177
NRG Energy, Inc., 7.63%, 1/15/18 (c)		3,215	3,247,150
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		1,235	787,313
11.50%, 10/01/20 (c)		1,227	1,242,338
			12,938,673
Industrial Conglomerates — 2.4%
ALBA Group Plc & Co. KG, 8.00%, 5/15/18 (c)	EUR	107	158,900
Sequa Corp. (c):
11.75%, 12/01/15	USD	3,550	3,798,500
13.50%, 12/01/15 (f)		5,797	6,202,551
			10,159,951
Insurance — 1.2%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)		2,500	2,656,250
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		688	743,040
Genworth Financial, Inc., 7.63%, 9/24/21		630	657,239
USI Holdings Corp., 4.14%, 11/15/14 (c)(j)		1,000	957,500
			5,014,029
Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14		1,640	1,596,950
Navistar International Corp.:
3.00%, 10/15/14 (h)		2,930	4,263,150
8.25%, 11/01/21		200	219,750
Oshkosh Corp., 8.25%, 3/01/17		120	130,800

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery (concluded)
Titan International, Inc. (c):
5.63%, 1/15/17 (h)	USD	360	$1,034,100
7.88%, 10/01/17		685	736,375
			7,981,125
Media — 15.0%
AMC Entertainment, Inc., 8.75%, 6/01/19		595	638,881
Affinion Group, Inc., 7.88%, 12/15/18 (c)		1,200	1,140,000
Catalina Marketing Corp., 10.50%, 10/01/15 (c)(f)		885	942,525
CCH II LLC, 13.50%, 11/30/16		4,199	4,996,848
CCO Holdings LLC:
7.25%, 10/30/17		80	83,200
7.88%, 4/30/18		160	169,600
6.50%, 4/30/21		1,294	1,274,590
CMP Susquehanna Corp., 3.42%, 5/15/14 (c)		236	224,200
CSC Holdings, Inc., 8.50%, 4/15/14		580	649,600
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (c)		1,280	1,216,000
Checkout Holding Corp., 10.98%, 11/15/15 (c)(g)		1,300	854,750
Cinemark USA, Inc., 7.38%, 6/15/21 (c)		150	150,000
Citadel Broadcasting Corp., 7.75%, 12/15/18 (c)		570	616,313
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,246	2,448,140
Series B, 9.25%, 12/15/17		8,250	9,013,125
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		988	987,795
Loan Close 3, 12.00%, 8/15/18		1,129	1,129,333
Shares Loan, 4.00%, 8/15/18		1,165	1,164,739
Cumulus Media, Inc., 7.75%, 5/01/19 (c)		525	525,000
DISH DBS Corp.:
7.00%, 10/01/13		140	150,850
6.75%, 6/01/21 (c)		1,280	1,292,800
Gray Television, Inc., 10.50%, 6/29/15		1,420	1,508,750
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (j)		510	441,150
9.50%, 5/15/15		515	489,250
Intelsat Luxembourg SA:
11.25%, 6/15/16		820	869,200
11.50%, 2/04/17 (f)		380	411,825
11.50%, 2/04/17 (c)(f)		1,750	1,896,562
Interactive Data Corp., 10.25%, 8/01/18 (c)		1,525	1,696,562
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	988	1,482,258
Liberty Media Corp., 3.13%, 3/30/23 (h)	USD	1,616	1,949,300

Corporate Bonds	Par (000)		Value
Media (concluded)
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)	USD	1,130	$1,144,125
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	625	980,387
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	825	891,000
Nielsen Finance LLC:
11.63%, 2/01/14		91	107,153
7.75%, 10/15/18 (c)		3,340	3,582,150
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	308	499,118
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	745	772,006
Rainbow National Services LLC, 10.38%, 9/01/14 (c)		2,432	2,523,200
Regal Entertainment Group, 9.13%, 8/15/18		585	621,563
UPC Germany GmbH (c):
8.13%, 12/01/17	EUR	662	1,008,654
8.13%, 12/01/17	USD	1,035	1,099,688
9.63%, 12/01/19	EUR	845	1,343,723
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	800	896,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	1,218	1,691,378
Unitymedia GmbH, 9.63%, 12/01/19	USD	235	373,698
Univision Communications, Inc., 6.88%, 5/15/19 (c)		475	475,000
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	877	1,565,291
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	376	541,101
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)		583	875,701
Ziggo Finance BV, 6.13%, 11/15/17 (c)		1,185	1,713,860
			63,117,942
Metals & Mining — 4.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (c)	USD	850	892,500
7.38%, 2/15/16		335	342,538
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (c)		2,240	2,329,600
Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,987,156
Goldcorp, Inc., 2.00%, 8/01/14 (h)		890	1,144,762
JMC Steel Group, 8.25%, 3/15/18 (c)		570	588,525
James River Escrow, Inc., 7.88%, 4/01/19 (c)		315	321,300
New World Resources NV, 7.88%, 5/01/18	EUR	990	1,488,820
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)	USD	630	845,775
Novelis, Inc., 8.75%, 12/15/20 (c)		5,230	5,779,150

6	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Ryerson, Inc.:
7.65%, 11/01/14 (j)	USD	485	$491,669
12.00%, 11/01/15		400	431,000
Steel Dynamics, Inc., 7.38%, 11/01/12		310	329,375
Taseko Mines Ltd., 7.75%, 4/15/19		470	477,050
			18,449,220
Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (f)		6,421	7,335,992
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc. I:
6.00%, 6/01/19		1,060	1,066,625
6.25%, 6/01/21		1,330	1,353,275
Arch Coal, Inc., 7.25%, 10/01/20		1,170	1,234,350
Berry Petroleum Co., 8.25%, 11/01/16		750	785,625
Bill Barrett Corp., 9.88%, 7/15/16		70	79,450
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (c)		340	361,250
Chaparral Energy, Inc., 8.25%, 9/01/21 (c)		375	388,125
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,903	2,000,529
6.13%, 2/15/21		1,250	1,271,875
2.25%, 12/15/38 (h)		1,200	1,116,000
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (c)		475	473,813
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		392	425,320
Concho Resources, Inc., 7.00%, 1/15/21		610	638,975
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (c)		705	696,187
Consol Energy, Inc., 8.25%, 4/01/20		2,935	3,257,850
Continental Resources, Inc., 7.13%, 4/01/21 (c)		545	580,425
Copano Energy LLC, 7.13%, 4/01/21		495	499,950
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (c)		315	315,788
Crosstex Energy LP, 8.88%, 2/15/18		265	287,525
Denbury Resources, Inc.:
8.25%, 2/15/20		1,025	1,132,625
6.38%, 8/15/21		520	526,500
EV Energy Partners LP, 8.00%, 4/15/19 (c)		445	462,800
Energy Transfer Equity LP, 7.50%, 10/15/20		195	212,550
Energy XXI Gulf Coast, Inc. (c):
9.25%, 12/15/17		630	678,825
7.75%, 6/15/19		1,330	1,336,650

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (c)(d)	USD	540	$542,700
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		1,150	1,213,250
Linn Energy LLC (c):
6.50%, 5/15/19		370	370,000
8.63%, 4/15/20		1,630	1,784,850
7.75%, 2/01/21		880	928,400
MarkWest Energy Partners LP, 6.75%, 11/01/20		195	200,850
Niska Gas Storage US LLC, 8.88%, 3/15/18 (c)		2,775	2,983,125
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (c)(d)		5,855	5,992,592
Oasis Petroleum, Inc., 7.25%, 2/01/19 (c)		535	539,012
Peabody Energy Corp., 6.50%, 9/15/20		610	656,512
Petrohawk Energy Corp.:
10.50%, 8/01/14		555	629,925
7.88%, 6/01/15		695	733,225
Range Resources Corp., 8.00%, 5/15/19		600	655,500
SM Energy Co., 6.63%, 2/15/19 (c)		425	435,094
SandRidge Energy, Inc., 7.50%, 3/15/21 (c)		1,360	1,407,600
Teekay Corp., 8.50%, 1/15/20		970	1,059,725
			41,315,247
Paper & Forest Products — 2.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(f)		1,728	1,710,858
Boise Paper Holdings LLC:
9.00%, 11/01/17		190	211,613
8.00%, 4/01/20		240	259,200
Clearwater Paper Corp.:
10.63%, 6/15/16		585	662,512
7.13%, 11/01/18 (c)		865	899,600
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		2,395	2,718,325
NewPage Corp., 11.38%, 12/31/14		4,050	3,908,250
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		200	202,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,139	1,235,815
			11,808,673
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16		415	412,925
6.75%, 10/01/17		305	301,950
7.00%, 10/01/20		295	289,100
			1,003,975

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (c)	USD	1,370	$1,397,400
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging LP, 6.75%, 6/01/19 (c)		2,070	2,059,650
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		505	512,575
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (c)		790	788,025
The Rouse Co. LP, 6.75%, 11/09/15		770	795,025
			4,155,275
Real Estate Management & Development — 2.4%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		500	526,250
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,236,750
Realogy Corp. (c):
11.50%, 4/15/17		1,170	1,234,350
12.00%, 4/15/17		440	460,900
7.88%, 2/15/19		3,855	3,874,275
Shea Homes LP, 8.63%, 5/15/19 (c)		1,585	1,602,831
			9,935,356
Road & Rail — 2.0%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		760	834,100
8.25%, 1/15/19		1,150	1,191,687
Florida East Coast Railway Corp., 8.13%, 2/01/17 (c)		610	635,925
The Hertz Corp. (c):
7.50%, 10/15/18		960	1,008,000
6.75%, 4/15/19		660	666,600
7.38%, 1/15/21		730	755,550
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	160	246,374
8.50%, 7/31/15 (c)		1,975	3,041,177
			8,379,413
Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp., 1.25%, 5/15/18 (c)(h)	USD	148	152,070
Linear Technology Corp., Series A, 3.00%, 5/01/27 (h)		655	706,581
Spansion LLC, 7.88%, 11/15/17 (c)		420	429,450
			1,288,101
Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (c)		540	562,950

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Claire’s Escrow Corp., 8.88%, 3/15/19 (c)	USD	420	$403,200
Hillman Group, Inc., 10.88%, 6/01/18		790	869,000
House of Fraser Plc, 8.88%, 8/15/18 (c)	GBP	420	687,445
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,170	1,370,362
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (c)		675	723,938
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	545	887,635
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	550	587,125
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		630	655,200
United Auto Group, Inc., 7.75%, 12/15/16		1,550	1,596,500
			8,343,355
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)		632	646,220
Wireless Telecommunication Services — 4.1%
Clearwire Communications LLC, 12.00%, 12/01/15 (c)		430	470,313
Cricket Communications, Inc.:
10.00%, 7/15/15		1,120	1,219,400
7.75%, 5/15/16		1,140	1,211,250
Digicel Group Ltd. (c):
8.88%, 1/15/15		1,030	1,060,900
9.13%, 1/15/15 (f)		2,787	2,877,577
8.25%, 9/01/17		1,650	1,732,500
10.50%, 4/15/18		800	904,000
FiberTower Corp., 9.00%, 1/01/16 (f)		503	304,385
iPCS, Inc., 2.40%, 5/01/13 (j)		1,200	1,162,500
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		500	501,250
7.50%, 4/01/21		540	546,750
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		540	581,175
6.63%, 11/15/20		1,240	1,236,900
NII Capital Corp., 7.63%, 4/01/21		562	596,423
NII Holdings, Inc., 3.13%, 6/15/12 (h)		550	550,000
Sprint Capital Corp., 6.88%, 11/15/28		2,180	2,114,600
			17,069,923
Total Corporate Bonds – 104.3%			437,784,971

8	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (j)	Par (000)		Value
Airlines — 0.4%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	USD	1,600	$1,583,000
Building Products — 0.3%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		1,175	1,209,956
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.25%, 12/14/14		746	570,937
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Facility (First Lien), 3.45%, 7/30/14		348	339,334
Styron Sarl, Term Loan B, 6.00%, 8/02/17		698	701,236
			1,040,570
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Loan B, 7.75%, 6/10/16		754	768,743
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		875	876,563
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 9/16/16		1,493	1,501,828
			3,147,134
Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/16/17		3,000	3,000,000
Consumer Finance — 1.8%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		7,575	7,563,168
Diversified Telecommunication Services — 2.6%
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		10,750	10,811,211
			10,811,211
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,321,125
Health Care Providers & Services — 0.6%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		742	727,473
Tranche A Term Loan, 8.50%, 3/02/15		615	603,190

Floating Rate Loan Interests (j)	Par (000)		Value
Health Care Providers & Services (concluded)
Inventive Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16	USD	1,390	$1,391,689
			2,722,352
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15		535	497,594
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12 (f)		1,969	1,565,542
			2,063,136
Household Durables — 0.2%
Visant Corp., Term Loan B, 5.25%, 12/22/16		676	675,831
IT Services — 0.0%
First Data Corp.:
Initial B-1 Term Loan, 2.94%, 9/24/14		23	21,473
Initial B-2 Term Loan, 2.94%, 9/24/14		55	51,351
Initial B-3 Term Loan, 2.94%, 9/24/14		101	94,384
			167,208
Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.71%, 10/10/17		4,678	3,983,334
Media — 1.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,431	2,432,264
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14		1,365	1,286,061
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,150	2,284,375
			6,002,700
Multiline Retail — 0.5%
Hema Holding BV, Mezzanine, 9.75%, 7/05/17	EUR	1,354	1,914,538

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (j)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	3,207	$3,254,939
			3,254,940
Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.52%, 2/01/13		2,054	1,848,832
Pharmaceuticals — 0.4%
Axcan Pharma, Inc., Term Loan, 0.75%, 2/10/17		1,496	1,488,769
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		2,937	2,921,807
Real Estate Management & Development — 0.3%
Realogy Corp::
Synthetic Letter of Credit, 4.64%, 10/10/16		196	181,858
Term Loan B, 4.52%, 10/10/16		1,084	1,007,835
			1,189,693
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.05%, 5/29/14		177	163,383
Wireless Telecommunication Services — 0.7%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15		2,847	2,932,572
Total Floating Rate Loan Interests – 14.7%			61,576,195

Foreign Agency Obligations
Republic of Indonesia, 4.88%, 5/05/21 (c)		800	812,000
Total Foreign Agency Obligations – 0.2%			812,000

Other Interests (l)	Beneficial Interest (000)		Value
Auto Components — 3.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	1	$12,667,054
Lear Corp. Escrow		790	21,725
			12,688,779
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		970	10
Media — 0.0%
Adelphia Escrow		1,250	12
Adelphia Recovery Trust		1,568	157
			169
Total Other Interests – 3.0%			12,688,958

Preferred Securities	Par (000)
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (j)		1,270	981,075
Total Capital Trusts – 0.2%			981,075

Preferred Stocks	Shares
Auto Components — 1.0%
Dana Holding Corp., 4.00% (c)(h)		25,970	4,038,335
Diversified Financial Services — 1.7%
Ally Financial, Inc., 7.00% (c)		3,510	3,390,550
Citigroup, Inc., 7.50% (h)		32,700	3,940,350
			7,330,900
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (h)		17,226	399,988
Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(c)		55,038	467,823
TRA Global, Inc., 0.00% (a)		420,689	517,447
			985,270
Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(h)		658,400	411,912

10	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Securities (concluded)
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	13,326	$219,879
		219,879
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00%(a)	40,000	200,000
Freddie Mac, Series Z, 8.38%(a)	108,377	342,471
		542,471
Total Preferred Stocks – 3.3%		13,928,755

Trust Preferred
Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (j)	4,578	4,810,300
Total Trust Preferred – 1.2%		4,810,300
Total Preferred Securities – 4.7%		19,720,130

Warrants (m)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/01/13)	1,100	70,771
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	819	8
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/23/19) (c)	62,894	525,543
New Vision Holdings LLC (Expires 9/30/14)	4	40
New Vision Holdings LLC (Expires 9/30/14)	22	222
		525,805
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	491	5

Warrants (m)	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (Expires 3/09/17)	20,878	—
		5
Total Warrants – 0.1%		596,590
Total Long-Term Investments (Cost – $535,345,134) – 133.7%		561,304,525

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)	3,702,890	3,702,890
Total Short-Term Securities (Cost – $3,702,890) – 0.9%		3,702,890

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 134.00, Expires 6/18/11	314	42,390
Total Options Purchased (Cost – $89,809) – 0.0%		42,390
Total Investments (Cost – $539,137,833*) – 134.6%		565,049,805
Liabilities in Excess of Other Assets – (34.6)%		(145,295,820)
Net Assets – 100.0%		$419,753,985

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$539,063,922
Gross unrealized appreciation	$41,681,236
Gross unrealized depreciation	(15,695,352)
Net unrealized appreciation	$25,985,884

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $6,754 and an original cost of $485, in this security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$437,800	$(2,200)
Citigroup Global Markets	$2,080,600	$31,141
Deutsche Bank AG	$556,188	$6,188
Jefferies and Co.	$542,700	$2,700
Morgan Stanley & Co., Inc.	$2,733,387	$33,388

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held At August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,725,924	976,966	3,702,890	$3,126

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
279	S&P 500 E-mini	Chicago Board of Trade	June 2011	$18,300,180	$(447,225)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	12/20/13	$1,475	$94,873
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	3/20/14	$1,000	(194,017)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$450	(16,490)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$1,000	(17,071)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$350	(68,571)
Total					$(201,276)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	CCC-	$350	$23,143
Texas Competitive	5.00%	Goldman Sachs International	9/20/12	B+	$750	12,439
Electric Holdings Co.
LLC
Advanced Micro	5.00%	JPMorgan Chase Bank NA	3/20/15	B+	$700	76,047
Devices, Inc.

ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	2,865
Chesapeake Energy	5.00%	Credit Suisse International	3/20/16	BB+	$400	2,962
Corp.
Chesapeake Energy	5.00%	Goldman Sachs International	3/20/16	BB+	$400	63
Corp.
Chesapeake Energy	5.00%	JPMorgan Chase Bank NA	3/20/16	BB+	$400	2,962
Corp.
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$500	—
Texas Competitive	5.00%	Goldman Sachs International	6/20/16	D	$375	(13,253)
Electric Holdings Co.
LLC
General Motors Co.	5.00%	Deutsche Bank AG	3/20/21	BB-	$600	11,600
Total						$118,828

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	13

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX	0.00%	Deutsche Bank AG	6/20/11	CCC	$1,066	$(724)
North America High
Yield Index Series 10
Dow Jones CDX	0.00%	Deutsche Bank AG	6/20/11	CCC	$979	(862)
North America High
Yield Index Series 10
Total						$(1,586)

1	Using S&P’s rating of the underlying securities.

2	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	77,500	USD	111,530	UBS AG	6/01/11	$909
USD	606,529	CAD	583,000	Citibank NA	7/07/11	5,311
USD	4,235,468	GBP	2,590,500	Citibank NA	7/07/11	(24,088)
USD	1,693,071	GBP	1,037,000	UBS AG	7/07/11	(12,067)
USD	756,119	EUR	523,500	Citibank NA	7/27/11	3,759
USD	28,530,255	EUR	19,628,000	UBS AG	7/27/11	321,425
Total						$295,249

14	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$22,462,972	$1,185,263	$4,477,446	$28,125,681
Corporate Bonds	—	428,858,707	8,926,264	437,784,971
Floating Rate Loan Interests	—	42,941,480	18,634,715	61,576,195
Foreign Agency Obligations	—	812,000	—	812,000
Other Interests	157	12,667,054	21,747	12,688,958
Preferred Securities	9,912,988	8,821,872	985,270	19,720,130
Warrants	70,771	—	525,819	596,590
Short-Term Securities	3,702,890	—	—	3,702,890
Unfunded Loan Commitments	—	—	14,381	14,381
Total	$36,149,778	$495,286,376	$33,585,642	$565,021,796

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$226,954	—	$226,954
Foreign currency exchange contracts	—	331,404	—	331,404
Interest rate contracts	$42,390	—	—	42,390
Liabilities:
Credit contracts	—	(310,988)	—	(310,988)
Foreign currency exchange contracts	—	(36,155)	—	(36,155)
Interest rate contracts	(447,225)		—	(447,225)
Total	$(404,835)	$211,215	—	$(193,620)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011	15

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total
Assets/Liabilities:
Balance, as of August 31, 2010	$1,056,339	$7,015,576	$21,875,386	$16,367	$679,708	$49,708	$(70,023)	$30,623,061
Accrued discounts/premiums	—	29,532	217,447	—	—	—	—	246,979
Net realized gain (loss)	—	28,414	202,393	—	—	—	—	230,807
Net change in unrealized appreciation/depreciation[2]	(2,074,969)	910,706	1,474,568	11,650	305,562	535,417	84,404	1,247,338
Purchases	5,881,022	1,132,858	5,428,262	—	—	6	—	12,442,148
Sales	(2,946)	(477,594)	(13,034,902)	—	—	(9,876)	—	(13,525,318)
Transfers in3	—	286,772	5,970,779	—	—	—	—	6,257,551
Transfers out[3]	(382,000)	—	(3,499,218)	(6,270)	—	(49,436)	—	(3,936,924)
Balance, as of May 31, 2011	$4,477,446	$8,926,264	$18,634,715	$21,747	$985,270	$525,819	$14,381	$33,585,642

[2] The net change in unrealized appreciation/depreciation on securities still held at May 31, 2011 was $516,308.

[3] The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

16	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 26, 2011